Provisions - Changes in Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	$ 2,627,636	$ 2,030,250
Adoption of IFRS 9		950,064
Increases	5,047,371	1,012,979
Provisions used	(2,361,314)	(1,365,657)
PROVISIONS	5,313,693	2,627,636
Miscellaneous other provisions [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	2,076,410	2,027,713
Adoption of IFRS 9		0
Increases	2,325,885	955,640
Provisions used	(1,995,288)	(906,943)
PROVISIONS	2,407,007	2,076,410
Provision for Commercial Claims [Member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	1,653,888	1,434,919
Adoption of IFRS 9		0
Increases	1,945,249	759,128
Provisions used	(1,685,404)	(540,159)
PROVISIONS	1,913,733	1,653,888
Labor Related Provision [Member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	260,371	356,449
Adoption of IFRS 9		0
Increases	128,663	100,425
Provisions used	(184,832)	(196,503)
PROVISIONS	204,202	260,371
Provision for taxes other than income tax [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	107,243	110,547
Adoption of IFRS 9		0
Increases	68,235	71,299
Provisions used	(69,883)	(74,603)
PROVISIONS	105,595	107,243
Other environment related provision [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	54,908	125,798
Adoption of IFRS 9		0
Increases	183,738	24,788
Provisions used	(55,169)	(95,678)
PROVISIONS	183,477	54,908
Restructuring provision [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	0
Increases	2,342,100
Provisions used	(365,991)
PROVISIONS	1,976,109	0
Provision for credit commitments [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	551,226	2,537
Adoption of IFRS 9		950,064
Increases	379,386	57,339
Provisions used	(35)	(458,714)
PROVISIONS	$ 930,577	$ 551,226